Other Income (Expense)	12 Months Ended
Dec. 31, 2023
Other Income Expense [Abstract]
Other Income (Expense)	OTHER INCOME (EXPENSE)
Other income (expense) during the years ended December 31, 2023 and 2022 consists of the following:

	Note	2023	2022
Change in fair value of foreign exchange contracts	16(a)(i)	$46,213	$17,921
Change in fair value of gold contracts	16(b)(i)	(3,201)	341
Change in fair value of warrants	16(a)(ii),(b)	(1,841)	(69,922)
Change in fair value of power purchase agreement	16(b)(ii)	(4,420)	—
Gain on sale of partial interest and reclassification of investment in i-80 Gold	10(b)	34,467	—
Expected credit losses and write-offs	7(a), 11(a)	(13,802)	(446)
(Loss) gain on modification of Revolving Facility	13(a)	(4,349)	4,958
Foreign exchange loss		(9,059)	(7,809)
Loss on sale of Mercedes	5(a)	—	(7,006)
Gain on sale of assets to Sandbox	5(b)	—	8,507
Loss on disposals and write-downs of plant and equipment		(328)	(13,733)
Other expense		(12,555)	(691)
Total other income (expense)		$31,125	$(67,880)